Property, Plant And Equipment (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total depreciation expense									$ 209,999	$ 106,858	$ 59,898
Asset impairment charges of long-lived assets									65,700	15,900	10,800
Asset impairment charges	$ 130,400	$ 94,900	$ 725,000	$ 204,000	$ 3,518,100	$ 93,500	$ 40,000	$ 129,600	1,154,376	3,781,165	$ 1,140,709
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges									47,200
AMS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges of long-lived assets										$ 5,000
Somar | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges									$ 11,900